Loans receivable, net - Additional information (Details)			12 Months Ended
	Jul. 28, 2026 USD ($)	Jun. 28, 2026 USD ($) item shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Loans receivable, net
Interest receivables			$ 210,000	$ 210,000	$ 97,917
Loans receivable from third parties			13,625,863	$ 2,099,934
PTMMS
Loans receivable, net
Loans receivable from third parties	$ 11,525,929		$ 11,525,929
Cash consideration	1,000,000
Warrants issued	$ 10,525,929
Interest rate	12.93%		12.93%
Asset purchase agreement for NVIDIA
Loans receivable, net
Number of concurrently executed, cross conditioned agreements | item		3
Assets acquisition consideration		$ 11,000,000
Payment to acquire assets		1,000,000
Asset acquisition, consideration equity interest		$ 10,000,000
Number of warrants | shares		1,291,573
Fixed monthly amount		$ 368,640